Note 4 - Stockholders' Equity - Summary of Stock Option Activity 1 (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding (in shares)	271,660	81,674
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 61.83	$ 215.60
Weighted- average remaining contractual life (Year)	9 years 109 days	7 years 292 days	5 years 36 days
Options Granted (in shares)	1,686,466	228,183
Options Granted, Weighted Average Exercise Price (in dollars per share)	$ 0.62	$ 7.78
Options Exercised (in shares)
Options Exercised, Weighted Average Exercise Price (in dollars per share)
Options Forfeited/Expired (in shares)	(157,204)	(38,197)
Options Forfeited/Expired, Weighted Average Exercise Price (in dollars per share)	$ 15.53	$ 67.90
Options Outstanding (in shares)	1,800,922	271,660	81,674
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 8.55	$ 61.83	$ 215.60
Options Exercisable (in shares)	710,884	207,813
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 20.63	$ 78.30
Options Exercisable, Weighted Average Remaining Contractual Life (Year)	8 years 328 days	7 years 146 days